Supplemental condensed consolidating financial information (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Income Statement [Abstract]
Sales and other income	$ 4,845	$ 3,821
Product sales	4,791	3,791
Interest, dividends and other	54	30
Costs and expenses	3,226	3,624
Production costs	2,151	1,877
Exploration costs	196	157
Related Party Transactions	(8)	(13)
General and administrative expenses/(recoveries)	207	150
Royalties paid	142	96
Market development costs	6	9
Depreciation, depletion and amortization	583	514
Impairment of assets	14	32
Interest expense	135	102
Accretion expense	21	16
Employment severance costs	10	14
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(32)	33
Non-hedge derivative (gain)/loss and movement on bonds (see note G)	(199)	637
Income/(loss) before income tax provision	1,619	197
Taxation expense	(452)	(127)
Equity income in associates	53	48
Equity income/(loss) in subsidiaries	0	0
Income/(loss) from continuing operations	1,220	118
Preferred Stock Dividends	0	0
Net income/(loss)	1,220	118
Less: Net income attributable to noncontrolling interests	(32)	(36)
Net income/(loss) - attributable to AngloGold Ashanti	1,188	82
ASSETS
Current Assets	2,414		1,997
Cash and cash equivalents	1,075	1,338	575	1,100
Restricted cash	38		10
Receivables, inter-group balances and other current assets	1,301		1,412
Property, plant and equipment, net	5,811		5,926
Acquired properties, net	781		836
Goodwill	178		180
Other intangibles, net	16		17
Inventory, Noncurrent	54		27
Materials on the leach pad	367		331
Other long-term assets and deferred taxation assets	1,065		1,074
Total assets	10,686		10,388
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	952		1,004
Other non-current liabilities	66		69
Long Term Debt	2,457		2,602
Derivatives	78		176
Deferred taxation liabilities	1,152		1,200
Provision for environmental rehabilitation	546		530
Other accrued liabilities	33		38
Provision for pension and other post-retirement medical benefits	154		180
Commitments and contingencies	0		0
Equity	5,248	4,413	4,589	3,445
Stock issued	13		13
Additional paid in capital	8,717		8,670
Accumulated (deficit)/profit	(2,770)		(3,869)
Accumulated Other Comprehensive Income And Reserves	(848)		(348)
Total AngloGold Ashanti stockholders' equity	5,112		4,466
Noncontrolling interests	136		123
Total liabilities and equity	10,686		10,388
Parent Company [Member]
Income Statement [Abstract]
Sales and other income	2,007	1,634
Product sales	1,889	1,553
Interest, dividends and other	118	81
Costs and expenses	1,943	1,252
Production costs	824	784
Exploration costs	13	6
Related Party Transactions	(8)	(13)
General and administrative expenses/(recoveries)	186	109
Royalties paid	54	21
Market development costs	3	5
Depreciation, depletion and amortization	276	253
Impairment of assets	11	17
Interest expense	4	3
Accretion expense	9	7
Employment severance costs	7	12
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	564	8
Non-hedge derivative (gain)/loss and movement on bonds (see note G)	0	40
Income/(loss) before income tax provision	64	382
Taxation expense	(225)	39
Equity income in associates	47	48
Equity income/(loss) in subsidiaries	1,353	(336)
Income/(loss) from continuing operations	1,239	133
Preferred Stock Dividends	(51)	(51)
Net income/(loss)	1,188	82
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	1,188	82
ASSETS
Current Assets	860		1,169
Cash and cash equivalents	471	327	152	231
Restricted cash	1		1
Receivables, inter-group balances and other current assets	388		1,016
Property, plant and equipment, net	1,837		2,197
Acquired properties, net	168		217
Goodwill	6		0
Other intangibles, net	0		0
Inventory, Noncurrent	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	4,061		3,328
Total assets	6,932		6,911
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	851		1,293
Other non-current liabilities	49		52
Long Term Debt	32		39
Derivatives	0		0
Deferred taxation liabilities	598		720
Provision for environmental rehabilitation	151		176
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	139		165
Commitments and contingencies	0		0
Equity	5,112		4,466
Stock issued	13		13
Additional paid in capital	8,717		8,670
Accumulated (deficit)/profit	(2,770)		(3,869)
Accumulated Other Comprehensive Income And Reserves	(848)		(348)
Total AngloGold Ashanti stockholders' equity	5,112		4,466
Noncontrolling interests	0		0
Total liabilities and equity	6,932		6,911
Iomco [Member]
Income Statement [Abstract]
Sales and other income	0	(2)
Product sales	0	0
Interest, dividends and other	0	(2)
Costs and expenses	85	394
Production costs	0	0
Exploration costs	14	8
Related Party Transactions	0	0
General and administrative expenses/(recoveries)	36	(6)
Royalties paid	0	0
Market development costs	0	0
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Interest expense	52	50
Accretion expense	0	0
Employment severance costs	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(17)	342
Non-hedge derivative (gain)/loss and movement on bonds (see note G)	0	0
Income/(loss) before income tax provision	(85)	(396)
Taxation expense	(1)	(1)
Equity income in associates	6	0
Equity income/(loss) in subsidiaries	656	(163)
Income/(loss) from continuing operations	576	(560)
Preferred Stock Dividends	0	0
Net income/(loss)	576	(560)
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	576	(560)
ASSETS
Current Assets	2,323		2,265
Cash and cash equivalents	325	759	114	578
Restricted cash	0		0
Receivables, inter-group balances and other current assets	1,998		2,151
Property, plant and equipment, net	0		0
Acquired properties, net	0		0
Goodwill	0		0
Other intangibles, net	0		0
Inventory, Noncurrent	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	3,484		736
Total assets	5,807		3,001
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	1,571		1,587
Other non-current liabilities	0		0
Long Term Debt	994		1,044
Derivatives	0		0
Deferred taxation liabilities	0		0
Provision for environmental rehabilitation	0		0
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	0		0
Commitments and contingencies	0		0
Equity	3,242		370
Stock issued	5,219		4,587
Additional paid in capital	393		363
Accumulated (deficit)/profit	(2,369)		(4,580)
Accumulated Other Comprehensive Income And Reserves	(1)		0
Total AngloGold Ashanti stockholders' equity	3,242		370
Noncontrolling interests	0		0
Total liabilities and equity	5,807		3,001
Non Guarantor Subsidiaries [Member]
Income Statement [Abstract]
Sales and other income	2,983	2,296
Product sales	2,902	2,238
Interest, dividends and other	81	58
Costs and expenses	660	2,312
Production costs	1,327	1,093
Exploration costs	169	143
Related Party Transactions	0	0
General and administrative expenses/(recoveries)	17	39
Royalties paid	88	75
Market development costs	3	4
Depreciation, depletion and amortization	307	261
Impairment of assets	3	15
Interest expense	79	49
Accretion expense	12	9
Employment severance costs	3	2
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(1,149)	25
Non-hedge derivative (gain)/loss and movement on bonds (see note G)	(199)	597
Income/(loss) before income tax provision	2,323	(16)
Taxation expense	(226)	(165)
Equity income in associates	0	0
Equity income/(loss) in subsidiaries	0	0
Income/(loss) from continuing operations	2,097	(181)
Preferred Stock Dividends	(52)	(51)
Net income/(loss)	2,045	(232)
Less: Net income attributable to noncontrolling interests	(32)	(36)
Net income/(loss) - attributable to AngloGold Ashanti	2,013	(268)
ASSETS
Current Assets	3,339		3,869
Cash and cash equivalents	279	252	309	291
Restricted cash	37		9
Receivables, inter-group balances and other current assets	3,023		3,551
Property, plant and equipment, net	3,974		3,729
Acquired properties, net	613		619
Goodwill	188		197
Other intangibles, net	16		17
Inventory, Noncurrent	54		27
Materials on the leach pad	367		331
Other long-term assets and deferred taxation assets	897		914
Total assets	9,448		9,703
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	2,978		6,116
Other non-current liabilities	60		71
Long Term Debt	1,431		1,519
Derivatives	78		176
Deferred taxation liabilities	549		471
Provision for environmental rehabilitation	395		354
Other accrued liabilities	33		38
Provision for pension and other post-retirement medical benefits	15		15
Commitments and contingencies	0		0
Equity	3,909		943
Stock issued	897		897
Additional paid in capital	219		219
Accumulated (deficit)/profit	(3,570)		(4,350)
Accumulated Other Comprehensive Income And Reserves	6,228		4,055
Total AngloGold Ashanti stockholders' equity	3,774		821
Noncontrolling interests	135		122
Total liabilities and equity	9,448		9,703
Consolidation Eliminations [Member]
Income Statement [Abstract]
Sales and other income	(145)	(107)
Product sales	0	0
Interest, dividends and other	(145)	(107)
Costs and expenses	538	(334)
Production costs	0	0
Exploration costs	0	0
Related Party Transactions	0	0
General and administrative expenses/(recoveries)	(32)	8
Royalties paid	0	0
Market development costs	0	0
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Interest expense	0	0
Accretion expense	0	0
Employment severance costs	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	570	(342)
Non-hedge derivative (gain)/loss and movement on bonds (see note G)	0	0
Income/(loss) before income tax provision	(683)	227
Taxation expense	0	0
Equity income in associates	0	0
Equity income/(loss) in subsidiaries	(2,009)	499
Income/(loss) from continuing operations	(2,692)	726
Preferred Stock Dividends	103	102
Net income/(loss)	(2,589)	828
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	(2,589)	828
ASSETS
Current Assets	(4,108)		(5,306)
Cash and cash equivalents	0	0	0	0
Restricted cash	0		0
Receivables, inter-group balances and other current assets	(4,108)		(5,306)
Property, plant and equipment, net	0		0
Acquired properties, net	0		0
Goodwill	(16)		(17)
Other intangibles, net	0		0
Inventory, Noncurrent	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	(7,377)		(3,904)
Total assets	(11,501)		(9,227)
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	(4,448)		(7,992)
Other non-current liabilities	(43)		(54)
Long Term Debt	0		0
Derivatives	0		0
Deferred taxation liabilities	5		9
Provision for environmental rehabilitation	0		0
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	0		0
Commitments and contingencies	0		0
Equity	(7,015)		(1,190)
Stock issued	(6,116)		(5,484)
Additional paid in capital	(612)		(582)
Accumulated (deficit)/profit	5,939		8,930
Accumulated Other Comprehensive Income And Reserves	(6,227)		(4,055)
Total AngloGold Ashanti stockholders' equity	(7,016)		(1,191)
Noncontrolling interests	1		1
Total liabilities and equity	$ (11,501)		$ (9,227)